TRANSACTIONS WITH AFFILIATES - Schedule of Transactions with Affiliated Companies (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues	$ 666				$ 566									$ 2,638		$ 2,315		$ 2,027
Other operating expenses	224	[1]	$ 158	$ 137	145	[1]	$ 180	$ 157	$ 186	$ 282	$ 343	$ 440	$ 523	680	[2]	654	[2]	555	[2]
Interest expense														6		20		14
Related Party
Related Party Transaction [Line Items]
Revenues	0				0									1		1		1
Other operating expenses	32				32									116		118		122
Interest income														1		0		0
Interest expense	2				1									6		20		14
Operating expenses capitalized	22				22									77		74		61
FESC support services | Related Party
Related Party Transaction [Line Items]
Other operating expenses	45				50									180		166		174
Other affiliate support services | Related Party
Related Party Transaction [Line Items]
Other operating expenses	$ 9				$ 4									$ 13		$ 26		$ 9

[1]	Includes affiliated operating expenses of $32 million for the three months ended March 31, 2026 and 2025.
[2]	Includes affiliated operating expenses of $116 million, $118 million and $122 million in 2025, 2024 and 2023, respectively.